ENTITY-WIDE DISCLOSURES (Major customers as a percentage of net sales) (Details)	12 Months Ended
	Dec. 29, 2024	Dec. 31, 2023
Customer A
Disclosure of major customers [line items]
Percentage of total net sales	26.80%	22.40%
Customer B
Disclosure of major customers [line items]
Percentage of total net sales	12.40%	16.30%